Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Cash and due from banks	$ 40,151	$ 25,322
Short term investments	35,665	48,216
Total cash and cash equivalents	75,816	73,538
FDIC insured bank time certificates of deposit	4,432	10,405
Trading Account Securities	2	13
Securities available for sale	342,184	255,703
Federal Home Loan Bank stock	7,266	8,203
Loans held for sale	349	1,355
Loans, net of allowance for loan losses of $21,019 in 2011 and $21,431 in 2010	962,890	1,010,189
Premises and equipment, net	25,087	25,431
Goodwill	35,513	35,513
Core deposits and other intangibles	1,448	2,145
Other real estate owned	5,251	8,316
Accrued interest receivable and other assets	25,061	27,532
TOTAL ASSETS	1,485,299	1,458,343
Deposits:
Non-interest bearing demand accounts	214,904	185,191
Interest bearing accounts:
Demand	340,942	293,900
Savings	241,603	210,239
Time	423,093	494,453
Total Deposits	1,220,542	1,183,783
Securities sold under agreements to repurchase and overnight borrowings	46,784	41,328
Federal Home Loan Bank advances	19,457	40,658
Subordinated Debentures	36,084	36,084
Accrued interest payable and other liabilities	7,055	8,062
Total Liabilities	1,329,922	1,309,915
SHAREHOLDERS’ EQUITY
Preferred stock; no par value, 300,000 shares authorized, 33,000 issued	32,792	32,763
Common stock, no par value, 20,000,000 shares authorized; 7,892,486 and 7,803,816 shares issued and outstanding in 2011 and 2010	115,734	115,224
Retained earnings	3,955	295
Accumulated other comprehensive income	2,896	146
Total Shareholders’ Equity	155,377	148,428
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 1,485,299	$ 1,458,343